Segments and Geographic Areas (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segments and Geographic Areas
Schedule of Company's revenue and cost generated from different revenue streams

	2018	2017
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$—	$794,273
-Wecast Service	377,742,872	143,558,567
Net sales	377,742,872	144,352,840
GROSS PROFIT
-Legacy YOD	—	31,659
-Wecast Service	3,167,834	7,132,788
Gross profit	$3,167,834	$7,164,447

	December 31,	December 31,
	2018	2017
TOTAL ASSETS
-Legacy YOD	$26,442,810	$27,141,163
-Wecast Service	51,592,929	30,084,607
-Unallocated assets	16,199,373	11,270,378
-Intersegment elimination	—	(5,051,660)
Total	$94,235,112	$63,444,488

Schedule of Revenue, Cost of revenue and Gross Profit by segment

	Nine Months Ended
	September 30, 2019	September 30, 2018
Revenue
-Legacy YOD	$—	$—
- Mobile Energy Group (formerly Wecast Services)	44,503,562	362,628,296
Total revenue	44,503,562	362,628,296
Cost of revenue
-Legacy YOD	—	—
- Mobile Energy Group (formerly Wecast Services)	1,217,184	359,839,565
Gross profit	$43,286,378	$2,788,731

Schedule of assets by segment

	September 30, 2019	December 31, 2018
TOTAL ASSETS
-Legacy YOD	$635,128	$26,442,810
-Mobile Energy Group (formerly Wecast Services)	164,128,548	51,592,929
-Unallocated assets	—	16,199,373
Total	$164,763,676	$94,235,112